UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS EQUITY - USD ($)	Total	Preferred Stock Series A Member	Preferred Stock Series B Member	Class A Common Stock Member	Class B Common Stock Member	Additional Paid-In Capital	Retained Earnings (Accumulated Deficit)
Balance, shares at Dec. 31, 2023		1,000,000		6,535,014	10,730,691
Balance, amount at Dec. 31, 2023	$ (3,701,226)	$ 100	$ 0	$ 654	$ 1,073	$ 53,623	$ (3,756,676)
Stock compensation issued for consulting services, shares					401,173
Stock compensation issued for consulting services, amount	25,120	0	0	0	$ 40	25,080	0
Net Income (Loss)	(167,089)	$ 0	0	$ 0	$ 0	0	(167,089)
Balance, shares at Mar. 31, 2024		1,000,000		6,535,014	11,131,864
Balance, amount at Mar. 31, 2024	(3,843,195)	$ 100	0	$ 654	$ 1,113	78,703	(3,923,765)
Balance, shares at Dec. 31, 2023		1,000,000		6,535,014	10,730,691
Balance, amount at Dec. 31, 2023	(3,701,226)	$ 100	0	$ 654	$ 1,073	53,623	(3,756,676)
Net Income (Loss)	(339,908)
Balance, shares at Jun. 30, 2024		1,000,000		6,535,014	11,131,864
Balance, amount at Jun. 30, 2024	(4,016,014)	$ 100	0	$ 654	$ 1,113	78,703	(4,096,584)
Balance, shares at Mar. 31, 2024		1,000,000		6,535,014	11,131,864
Balance, amount at Mar. 31, 2024	(3,843,195)	$ 100	0	$ 654	$ 1,113	78,703	(3,923,765)
Net Income (Loss)	(172,819)	$ 0	0	$ 0	$ 0	0	(172,819)
Balance, shares at Jun. 30, 2024		1,000,000		6,535,014	11,131,864
Balance, amount at Jun. 30, 2024	(4,016,014)	$ 100	0	$ 654	$ 1,113	78,703	(4,096,584)
Balance, amount at May. 02, 2024	0				0	0	0
Net Income (Loss)	(238)						(238)
Capital contribution	1				$ 0	1	0
Ordinary shares issued, shares					100
Ordinary shares issued, amount	1				$ 1	0	0
Balance, shares at Dec. 31, 2024		1,000,000		6,535,014	100
Balance, amount at Dec. 31, 2024	(236)	$ 100	0	$ 654	$ 1	1	(238)
Net Income (Loss)	(297,207)	$ 0	0	$ 0	$ 0	0	(297,207)
Balance, shares at Mar. 31, 2025		1,000,000		6,535,014	11,131,864
Balance, amount at Mar. 31, 2025	(4,816,361)	$ 100	0	$ 654	$ 1,113	78,703	(4,896,931)
Balance, shares at Dec. 31, 2024		1,000,000		6,535,014	100
Balance, amount at Dec. 31, 2024	(236)	$ 100	$ 0	$ 654	$ 1	1	(238)
Net Income (Loss)	(4,163,376)
Ordinary shares issued, amount	400,000,000
Balance, shares at Jun. 30, 2025		584,869	5,000	6,535,014	18,083,473
Balance, amount at Jun. 30, 2025	2,704,703	$ 58	$ 1	$ 654	$ 1,809	11,465,281	(8,763,100)
Balance, shares at Mar. 31, 2025		1,000,000		6,535,014	11,131,864
Balance, amount at Mar. 31, 2025	(4,816,361)	$ 100	0	$ 654	$ 1,113	78,703	(4,896,931)
Net Income (Loss)	(3,866,169)	0	0	0	0	0	(3,866,169)
Reverse recapitalization	(2,183,392)	0	0	0	$ 0	(2,183,392)	0
Conversion of convertible debt, shares					4,433,122
Conversion of convertible debt, amount	1,769,072	0	0	0	$ 443	1,768,629	0
Common stock issued to SPAC public shareholders, shares					168,356
Common stock issued to SPAC public shareholders, amount	1,942,298	0	$ 0	0	$ 17	1,942,281	0
Capital contribution from private placement, shares			5,000
Capital contribution from private placement, amount	4,700,000	0	$ 1	0	$ 0	4,699,999	0
Employee stock compensation, shares					820,000
Employee stock compensation, amount	118,444	0	0	0	$ 82	118,362	0
Stock compensation to advisors, shares					290,000
Stock compensation to advisors, amount	448,833	$ 0	0	0	$ 29	448,804	0
Conversion of preferred stock to common stock, shares		(415,131)			415,131
Conversion of preferred stock to common stock, amount	0	$ (42)	0	0	$ 42	0	0
Issurance of common stock and warrants for intangible assets acquisition, shares					800,000
Issurance of common stock and warrants for intangible assets acquisition, amount	4,525,478	0	0	0	$ 80	4,525,398	0
Stock issued for waiving contractual restriction, shares					25,000
Stock issued for waiving contractual restriction, amount	66,500	$ 0	$ 0	$ 0	$ 3	66,497	0
Balance, shares at Jun. 30, 2025		584,869	5,000	6,535,014	18,083,473
Balance, amount at Jun. 30, 2025	$ 2,704,703	$ 58	$ 1	$ 654	$ 1,809	$ 11,465,281	$ (8,763,100)